Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	At December 31, 2012, scheduled maturities of certificates of deposit were as follows:
(Dollars in thousands)
2013	$132,028
2014	35,340
2015	4,216
2016	77
Thereafter	-
Total	$171,661